Annual Fund Operating Expenses - Voya Limited Maturity Bond Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	0.60%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.88%
Class I
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.28%
Class S
Operating Expenses:
Management Fees	0.28%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.53%